Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2021	2020
	$’000	$’000
Trade accounts payable and accrued liabilities	$4,207	$2,510
Income tax	50	-
Other accruals[1]	2,602	1,874
Accounts payable to related parties (note 20)	208	144
Total	$7,067	$4,528

1	– As at December 31, 2021, other accruals consists of taxes payable of $1,993 (2020 - $1,449) and accrued salaries of $609 (2020 - $425).